Financial risk management - Disclosure of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Lease liabilities, beginning of year	$ 1,655	$ 1,436
Additions	2,922	823
Lease principal payments	(1,021)	(608)
Lease interest payments	(229)	(71)
Accretion on lease liabilities	189	75
Lease liabilities, end of year	$ 3,516	$ 1,655